Item 1. Schedule of Investments



 T. Rowe Price Capital Opportunity Fund
 Unaudited                                                  March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$Par   Value
 (Cost and value in $ 000s)

 COMMON STOCKS  98.9%
 CONSUMER DISCRETIONARY  11.5%
 Auto Components  0.2%
 TRW *                                                 8,600         167

 TRW *++*                                               1,500         28

                                                                      195

 Automobiles  0.4%
 GM                                                    12,300        361

                                                                     361

 Hotels, Restaurants & Leisure  2.3%
 Carnival                                              6,800         352

 International Game Technology                         12,000        320

 Marriott, Class A                                     3,900         261

 McDonald's                                            9,600         299

 Outback Steakhouse                                    3,800         174

 Panera Bread, Class A *                               3,200         181

 Royal Caribbean Cruises                               3,800         170

 Station Casinos                                       900           61

 WMS Industries *                                      4,800         135

 Yum! Brands                                           2,200         114

                                                                     2,067

 Household Durables  0.1%
 Maytag                                                1,300         18

 Newell Rubbermaid                                     1,800         39

 Whirlpool                                             600           41

                                                                     98

 Leisure Equipment & Products  0.3%
 Brunswick                                             3,900         183

 Hasbro                                                2,200         45

 Mattel                                                4,200         89

                                                                     317

 Media  4.4%
 Comcast, Class A *                                    20,400        689

 Disney                                                2,000         57

 Dow Jones                                             1,400         52

 Gannett                                               2,250         178

 Liberty Media, Class A *                              20,500        213

 McGraw-Hill                                           1,500         131

 Meredith                                              600           28

 News Corporation, Class A                             23,700        401

 Omnicom                                               1,800         159

 Rogers Communications, Class B                        8,300         226

 Scripps, Class A                                      1,200         58

 Time Warner *                                         46,200        811

 Tribune                                               3,000         120

 Univision Communications, Class A *                   7,000         194

 Viacom, Class B                                       17,100        596

 Washington Post, Class B                              87            78

                                                                     3,991

 Multiline Retail  1.4%
 Family Dollar Stores                                  7,470         227

 Kohl's *                                              10,900        563

 Target                                                10,740        537

                                                                     1,327

 Specialty Retail  2.2%
 Best Buy                                              3,250         176

 Home Depot                                            18,140        694

 Hot Topic *                                           8,200         179

 Lowes                                                 6,480         370

 O'Reilly Automotive *                                 1,690         84

 Ross Stores                                           6,700         195

 Staples                                               3,600         113

 Tiffany                                               1,400         48

 TJX                                                   5,200         128

                                                                     1,987

 Textiles, Apparel, & Luxury Goods  0.2%
 Nike, Class B                                         1,800         150

                                                                     150

 Total Consumer Discretionary                                        10,493

 CONSUMER STAPLES  10.1%
 Beverages  2.4%
 Anheuser-Busch                                        5,575         264

 Coca-Cola                                             21,840        910

 Coca-Cola Enterprises                                 4,200         86

 Cott *                                                5,700         138

 PepsiCo                                               15,665        831

                                                                     2,229

 Food & Staples Retailing  2.7%
 CVS                                                   4,000         211

 Kroger *                                              5,300         85

 Sysco                                                 5,700         204

 Wal-Mart                                              30,360        1,521

 Walgreen                                              10,400        462

                                                                     2,483

 Food Products  0.9%
 Campbell Soup                                         5,110         148

 General Mills                                         6,055         298

 Heinz                                                 2,565         94

 Hershey Foods                                         2,230         135

 Kellogg                                               3,390         147

                                                                     822

 Household Products  2.0%
 Colgate-Palmolive                                     4,885         255

 Kimberly-Clark                                        3,500         230

 Procter & Gamble                                      25,390        1,345

                                                                     1,830

 Personal Products  0.5%
 Gillette                                              8,650         437

                                                                     437

 Tobacco  1.6%
 Altria Group                                          21,710        1,420

                                                                     1,420

 Total Consumer Staples                                              9,221

 ENERGY  8.7%
 Energy Equipment & Services  1.6%
 Baker Hughes                                          4,320         192

 BJ Services                                           1,740         90

 FMC Technologies *                                    2,790         93

 Grant Prideco *                                       7,900         191

 Nabors Industries *                                   1,300         77

 National Oilwell Varco *                              1,300         61

 Schlumberger                                          7,840         552

 Transocean *                                          4,340         223

                                                                     1,479

 Oil & Gas  7.1%
 Anadarko Petroleum                                    2,154         164

 ChevronTexaco                                         19,372        1,129

 ConocoPhillips                                        5,560         600

 Devon Energy                                          2,600         124

 EOG Resources                                         2,340         114

 ExxonMobil                                            55,228        3,292

 Murphy Oil                                            2,250         222

 Occidental Petroleum                                  2,330         166

 Sunoco                                                590           61

 Total ADR                                             1,930         226

 Williams Companies                                    11,100        209

 XTO Energy                                            4,200         138

                                                                     6,445

 Total Energy                                                        7,924

 FINANCIALS  19.8%
 Capital Markets  3.8%
 AmeriTrade *                                          38,800        396

 Charles Schwab                                        16,300        171

 E*TRADE Financial *                                   9,600         115

 Franklin Resources                                    2,900         199

 Goldman Sachs                                         4,100         451

 Investors Financial Services                          3,700         181

 Legg Mason                                            1,050         82

 Lehman Brothers                                       2,600         245

 Merrill Lynch                                         8,400         475

 Morgan Stanley                                        9,600         550

 State Street                                          12,600        551

                                                                     3,416

 Commercial Banks  5.0%
 Bank of America                                       25,896        1,142

 Fifth Third Bancorp                                   4,900         211

 First Horizon National                                4,300         176

 SunTrust                                              2,600         187

 Synovus Financial                                     12,100        337

 U.S. Bancorp                                          43,000        1,239

 Wachovia                                              13,600        692

 Wells Fargo                                           9,000         538

                                                                     4,522

 Consumer Finance  1.1%
 American Express                                      9,700         498

 First Marblehead *                                    2,200         127

 Providian Financial *                                 7,700         132

 SLM Corporation                                       5,300         264

                                                                     1,021

 Diversified Financial Services  4.2%
 CapitalSource *                                       5,800         133

 Citigroup                                             60,300        2,710

 J.P. Morgan Chase                                     26,256        909

 Moody's                                               1,400         113

                                                                     3,865

 Insurance  4.3%
 ACE Limited                                           3,100         128

 AFLAC                                                 4,200         157

 American International Group                          23,800        1,319

 Assurant                                              3,000         101

 Axis Capital Holdings                                 6,500         176

 Genworth Financial, Class A                           3,200         88

 Hartford Financial Services                           3,600         247

 Marsh & McLennan                                      10,600        322

 Progressive Corporation                               3,100         284

 Prudential                                            5,300         304

 Safeco                                                2,500         122

 St. Paul Companies                                    9,659         355

 Willis Group Holdings                                 3,000         111

 XL Capital                                            2,700         195

                                                                     3,909

 Real Estate  0.5%
 Archstone-Smith Trust, REIT                           5,100         174

 Equity Office Properties, REIT                        5,100         154

 Simon Property Group, REIT                            1,600         97

                                                                     425

 Thrifts & Mortgage Finance  0.9%
 Countrywide Credit                                    3,600         117

 Fannie Mae                                            7,900         430

 MGIC Investment                                       2,300         142

 Radian                                                3,200         153

                                                                     842

 Total Financials                                                    18,000

 HEALTH CARE  12.8%
 Biotechnology  1.5%
 Amgen *                                               11,800        687

 Biogen IDEC *                                         3,770         130

 Cephalon *                                            1,100         52

 Chiron *                                              1,800         63

 Genentech *                                           2,590         147

 Genzyme *                                             1,400         80

 Gilead Sciences *                                     6,180         221

                                                                     1,380

 Health Care Equipment & Supplies  2.3%
 Bausch & Lomb                                         1,700         125

 Baxter International                                  6,400         217

 Biomet                                                2,700         98

 Boston Scientific *                                   7,900         231

 C R Bard                                              1,200         82

 Guidant                                               2,700         200

 Medtronic                                             13,500        688

 St. Jude Medical *                                    3,900         140

 Stryker                                               4,300         192

 Waters Corporation *                                  900           32

 Zimmer Holdings *                                     1,800         140

                                                                     2,145

 Health Care Providers & Services  2.6%
 Advisory Board *                                      5,100         223

 Cardinal Health                                       4,200         234

 Caremark RX *                                         3,700         147

 Community Health System *                             4,600         161

 HCA                                                   1,700         91

 Health Management                                     1,200         31

 Laboratory Corporation of America *                   1,800         87

 Medco *                                               1,342         66

 Quest Diagnostics                                     500           53

 UnitedHealth Group                                    9,100         868

 WellPoint *                                           3,400         426

                                                                     2,387

 Pharmaceuticals  6.4%
 Abbott Laboratories                                   11,900        555

 Bristol Myers Squibb                                  3,000         76

 Elan ADR *                                            3,400         11

 Eli Lilly                                             10,100        526

 Johnson & Johnson                                     26,200        1,760

 Merck                                                 16,800        544

 Pfizer                                                58,600        1,539

 Schering-Plough                                       12,000        218

 Watson Pharmaceuticals *                              1,700         52

 Wyeth                                                 12,200        515

                                                                     5,796

 Total Health Care                                                   11,708

 INDUSTRIALS & BUSINESS SERVICES  11.7%
 Aerospace & Defense  2.5%
 Boeing                                                6,800         397

 General Dynamics                                      3,500         375

 Goodrich                                              2,800         107

 Honeywell International                               16,500        614

 Lockheed Martin                                       3,700         226

 Rockwell Collins                                      4,300         205

 United Technologies                                   3,400         346

                                                                     2,270

 Air Freight & Logistics  0.6%
 Fedex                                                 2,500         235

 UPS, Class B                                          4,800         349

                                                                     584

 Airlines  0.1%
 Southwest Airlines                                    7,100         101

                                                                     101

 Commercial Services & Supplies  0.7%
 Allied Waste Industries *                             3,300         24

 Apollo Group, Class A *                               1,500         111

 Avery Dennison                                        900           56

 Cendant                                               3,820         79

 Cintas                                                1,400         58

 Pitney Bowes                                          1,900         86

 Republic Services                                     3,800         127

 Robert Half International                             2,240         60

 Waste Management                                      700           20

                                                                     621

 Industrial Conglomerates  5.9%
 3M                                                    6,400         549

 GE                                                    100,600       3,628

 Roper Industries                                      900           59

 Teleflex                                              1,800         92

 Tyco International                                    30,100        1,017

                                                                     5,345

 Machinery  1.3%
 Danaher                                               7,600         406

 Deere                                                 5,300         356

 Illinois Tool Works                                   1,100         98

 ITT Industries                                        1,400         126

 PACCAR                                                2,000         145

 Pall                                                  3,800         103

                                                                     1,234

 Road & Rail  0.6%
 CSX                                                   7,500         312

 Union Pacific                                         3,100         216

                                                                     528

 Total Industrials & Business Services                               10,683

 INFORMATION TECHNOLOGY  15.6%
 Communications Equipment  2.7%
 Cisco Systems *                                       53,100        950

 Comverse Technology *                                 2,500         63

 Corning *                                             15,400        171

 Juniper Networks *                                    4,700         104

 Lucent Technologies *                                 32,800        90

 Motorola                                              23,100        346

 Nokia ADR *                                           4,900         75

 QUALCOMM                                              12,000        440

 Research In Motion *                                  2,500         191

                                                                     2,430

 Computers & Peripherals  3.3%
 Dell *                                                40,400        1,552

 EMC *                                                 31,300        386

 Gateway *                                             8,100         33

 Hewlett-Packard                                       10,600        232

 IBM                                                   8,300         758

 Lexmark International *                               500           40

                                                                     3,001

 Electronic Equipment & Instruments  0.7%
 CDW                                                   3,200         181

 Digital Theater Systems *                             3,200         58

 Flextronics *                                         10,700        129

 Jabil Circuit *                                       9,800         280

                                                                     648

 Internet Software & Services  1.0%
 CNET Networks *                                       19,900        188

 IAC/InterActiveCorp *                                 6,400         143

 MatrixOne *                                           11,600        55

 Yahoo! *                                              16,700        566

                                                                     952

 IT Services  1.0%
 Accenture, Class A *                                  7,430         180

 Affiliated Computer Services, Class A *               1,640         87

 Automatic Data Processing                             6,550         294

 First Data                                            7,300         287

 Fiserv *                                              1,000         40

                                                                     888

 Semiconductor & Semiconductor Equipment  3.1%
 Analog Devices                                        9,500         343

 Applied Materials *                                   1,600         26

 ASML Holding ADS *                                    11,400        191

 Intel                                                 63,000        1,464

 KLA-Tencor *                                          2,990         138

 Linear Technology                                     4,000         153

 National Semiconductor                                11,900        245

 Novellus Systems *                                    2,700         72

 Xilinx                                                8,100         237

                                                                     2,869

 Software  3.8%
 Electronic Arts *                                     1,900         98

 Intuit *                                              1,200         53

 Mercury Interactive *                                 1,100         52

 Microsoft                                             90,200        2,180

 NetIQ *                                               9,600         110

 Oracle *                                              49,100        613

 Red Hat *                                             11,000        120

 VERITAS Software *                                    10,400        241

                                                                     3,467

 Total Information Technology                                        14,255

 MATERIALS  2.9%
 Chemicals  1.5%
 Cabot                                                 2,400         80

 Dow Chemical                                          8,190         408

 DuPont                                                9,300         477

 Ferro                                                 2,100         40

 Minerals Technologies                                 600           39

 Monsanto                                              2,400         155

 Mosaic *                                              3,300         56

 Potash Corp./Saskatchewan                             1,400         123

                                                                     1,378

 Metals & Mining  0.8%
 Alcoa                                                 9,400         286

 BHP Billiton (AUD)                                    7,300         101

 Newmont Mining                                        3,700         156

 Nucor                                                 3,500         201

                                                                     744

 Paper & Forest Products  0.6%
 Bowater                                               1,200         45

 International Paper                                   6,000         221

 MeadWestvaco                                          3,100         99

 Potlatch                                              1,200         56

 Weyerhaeuser                                          1,800         123

                                                                     544

 Total Materials                                                     2,666

 TELECOMMUNICATION SERVICES  2.6%
 Diversified Telecommunication Services  1.9%
 Sprint                                                27,400        623

 Telus (Non-voting shares)                             14,600        450

 Verizon Communications                                17,700        629

                                                                     1,702

 Wireless Telecommunication Services  0.7%
 Crown Castle International *                          13,400        215

 Nextel Communications, Class A *                      7,600         216

 Nextel Partners, Class A *                            10,300        226

                                                                     657

 Total Telecommunication Services                                    2,359

 UTILITIES  3.2%
 Electric Utilities  2.1%
 Black Hills                                           900           30

 Edison International                                  5,300         184

 El Paso Electric *                                    1,500         28

 Entergy                                               2,300         163

 Exelon                                                7,600         349

 FirstEnergy                                           5,500         231

 FPL Group                                             2,900         116

 PG&E                                                  2,800         95

 Pinnacle West Capital                                 2,800         119

 PPL                                                   3,300         178

 Southern Company                                      1,600         51

 Teco Energy                                           6,900         108

 TXU                                                   2,400         191

 XCEL Energy                                           3,200         55

                                                                     1,898

 Gas Utilities  0.1%
 NiSource                                              6,100         139

                                                                     139

 Multi-Utilities & Unregulated Power  1.0%
 AES *                                                 4,400         72

 CMS Energy *                                          4,400         57

 Constellation Energy Group                            2,300         119

 Dominion Resources                                    2,000         149

 Duke Energy                                           15,600        437

 Dynegy, Class A *                                     9,100         36

                                                                     870

 Total Utilities                                                     2,907

 Total Common Stocks (Cost  $79,390)                                 90,216

 SHORT-TERM INVESTMENTS  0.9%
 Money Market Fund  0.8%
 T. Rowe Price Government Reserve Investment Fund,     691,839       692
2.56% #+
                                                                     692

 U.S. Treasury Oblications  0.1%
 U.S. Treasury Bills, 2.66%, 4/21/05 ++                100,000       100

                                                                     100

 Total Short-Term Investments (Cost  $792)                           792

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       (1)

 Total Futures Contracts                                             (1)

 Total Investments in Securities
 99.8% of Net Assets (Cost $80,182)                    $             91,007


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ++   All or a portion of this security is pledged to cover
      margin requirements on futures contracts at March 31, 2005.
 +    Affiliated company - See Note 4
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
 ADR  American Depository Receipts
 ADS  American Depository Shares
 AUD  Australian dollar
 REIT Real Estate Investment Trust

 (2) Open Futures Contracts at March 31, 2005 were as follows:
 ($ 000s)
                                                    Contract       Unrealized
                                       Expiration   Value          Gain (Loss)
 Long, 16 S&P 500 Mini contracts,
 $80 par of 2.66% U.S. Treasury Bills
 pledged as initial margin                   6/05   $   947        $      (19)

 Net payments (receipts) of variation
 margin to date                                                             18

 Variation margin receivable
(payable)on open futures contracts                                  $      (1)


 ++Restricted Securities
 Amounts in (000s)

 The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $28 and represents 0.0% of net assets.


 Description                                Acquisition          Acquisition
                                                   Date                 Cost
 TRW                                             3/8/05           $       29
 Totals                                                           $       29

 The fund has registration rights for certain restricted securities held as of March 31, 2005. Any costs related to such registration are borne by the issuer.

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Capital Opportunity Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Capital Opportunity Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks superior capital appreciation over time by investing primarily in U.S. common stocks.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $80,182,000. Net unrealized gain aggregated $10,806,000 at period-end, of which $15,194,000 related to appreciated investments and $4,388,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $6,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $692,000 and $645,000, respectively.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                              SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Opportunity Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005